Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
6. Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock consisted of the following (in thousands, except per share amounts):

	December 31, 2021
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	$1.6427	35,199,610	35,199,610	$57,408	$57,822
Series B	$1.6427	64,534,944	64,534,933	$114,425	$106,012

Total		99,734,554	99,734,543	$171,833	$163,834

	December 31, 2020
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	$1.6427	35,199,610	35,199,610	$57,408	$57,822
Series B	$1.6427	64,534,944	23,748,457	$32,254	$39,012

Total		99,734,554	58,948,067	$89,662	$96,834

In October 2020, the Company issued 15,624,670 shares of Series B redeemable convertible preferred stock at a price of $1.6427 per share for total proceeds of $25.7 million, net of issuance costs of $0.1 million, and converted the related convertible notes into 5,485,858 shares of Series B redeemable convertible preferred stock. The terms of the Series B redeemable convertible preferred stock included the obligations for the investors to purchase, and the Company to sell, 16,842,176 and 18,668,438 additional shares of Series B redeemable convertible preferred stock in two additional closings (“Tranche 2” and “Tranche 3”) for a price of $1.6427 per share.
On December 28, 2020, the Company issued 2,637,929 shares of Series B redeemable convertible preferred stock to new and existing investors for gross proceeds of $4.3 million, net of issuance costs of $0.2 million. These Series B redeemable convertible preferred stock also included obligations for the investors to purchase, and the Company to sell, 2,637,929 additional shares of Series B redeemable convertible preferred stock in both Tranche 2 and Tranche 3 for a price of $1.6427 per share. Also on December 28, 2020, certain investors forfeited their rights and obligations to purchase 1,217,506 and 3,043,768 shares of Series B redeemable convertible preferred stock in Tranche 2 and Tranche 3, respectively.
On January 19, 2021, the Company issued 1,420,426 shares of Series B redeemable convertible preferred stock to investors for gross proceeds of $2.3 million, net of issuance costs of $6 thousand. The terms of the Series B redeemable convertible preferred stock sold are the same as the terms of previous issuances of Series B redeemable convertible preferred stock issued in October 2020, and also included obligations for the investors to purchase, and the Company to sell, 1,420,426 additional shares of Series B redeemable convertible preferred stock in each of Tranches 2 and 3 for a price of $1.6427 per share.
In April 2021, the Company’s Board of Directors determined that the Series B milestone had been achieved and approved the notice to call tranches 2 and 3, subject to requisite stockholders’ written election and related waivers. The second and third closings occurred on May 14, 2021 and the Company issued 39,366,050 shares of Series B redeemable convertible preferred stock to investors for proceeds of $64.7 million for which no additional issuance costs were incurred.
The following is a summary of the rights and privileges of the holders of redeemable convertible preferred stock:
Voting Rights
Each share of redeemable convertible preferred stock has voting rights equal to the number of shares of common stock into which such preferred stock is convertible. The holders of redeemable convertible preferred stock vote together with the holders of common stock as a single class for most matters.
The

holders of Series A redeemable convertible preferred stock voting as a separate class are entitled to elect two
directors. The holders of Series B redeemable convertible preferred stock voting as a separate class are entitled to elect two
directors. The holders of common stock, voting as a separate class, are entitled to elect two
directors of the Company. The holders of common stock and redeemable convertible preferred stock, voting as a single class, are entitled to elect the balance of the seven
total directors of the Company.
Dividends
The holders of redeemable convertible preferred stock are entitled to receive, if and when declared by the Company’s board of directors, non-cumulative
cash dividends at a rate of 8.0% per annum of the original issue price. These holders are also entitled to participate in dividends on common stock on an as-converted
basis. No dividends have been declared or paid to date.
Conversion
At the option of the holder, each share of redeemable convertible preferred stock is convertible into shares of common stock as determined by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion. The initial conversion price of both Series A and Series B redeemable convertible preferred stock is equal to the original issue price of $1.6427 per share. The conversion ratio for the redeemable convertible preferred stock shall be subject to appropriate adjustments for stock splits, stock dividends, combinations, recapitalizations, or the like. The conversion ratio at December 31, 2021 and December 31, 2020, respectively, is one-to-one;
however, the conversion price is subject to anti-dilution provisions upon issuance of additional shares of common stock or other convertible securities. The holders of the Series A redeemable convertible preferred stock agreed to forfeit the anti-dilution provisions upon the issuance of Series B redeemable convertible preferred stock.
Each

share of redeemable convertible preferred stock automatically converts into the number of shares of common stock into which such shares are convertible at the applicable conversion ratio upon the earlier: (i) the closing of the sale of shares of common stock in a qualified initial public offering (“IPO”) resulting in gross proceeds of at least $
50.0
 million or (ii) the vote or written consent of the holders of the majority of the then-outstanding shares of redeemable convertible preferred stock, voting together as a single class.
If

a holder of Series B redeemable convertible preferred stock fails to purchase all of its applicable tranche shares at or prior to the milestone closing, all of the holder’s shares of Series B redeemable convertible preferred stock will automatically convert into the number of shares of common stock into which such shares are convertible at the applicable conversion ratio. Such defaulting holder also forfeits its right to designate a member of or observer to the board of directors and any right to participate in any subsequent debt or equity financing of the Company.
Liquidation
In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the holders of the Series B redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of the Series A redeemable convertible preferred stock and common stock, an amount per share equal to the greater of (i) the Series B original issuance price, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of Series B redeemable convertible preferred stock been converted into shares of common stock immediately prior to such liquidation, dissolution, winding up or deemed liquidation event.
After the distribution to holders of Series B redeemable convertible preferred stock, the holders of the Series A redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of the common stock, an amount per share equal to the greater of (i) the Series A original issuance price, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of Series A redeemable convertible preferred stock been converted into shares of common stock immediately prior to such liquidation, dissolution, winding up or deemed liquidation event. Upon completion of the distribution to the holders of the redeemable convertible preferred stock, all remaining legally available assets will be distributed ratably to the holders of common stock.
Classification
The Company has classified its redeemable convertible preferred stock as temporary equity on the consolidated balance sheets as the stock is contingently redeemable. Upon the occurrence of certain deemed liquidation events that are outside of the Company’s control, including liquidation, sale, or transfer of the Company, holders of the redeemable convertible preferred stock can cause redemption for cash. During the years ended December 31, 2021 and 2020, the Company did not adjust the carrying value of the redeemable convertible preferred stock to the deemed liquidation value of such shares as a deemed liquidation event was not probable. Additionally, one investor that owns 2,435,016 shares of Series B redeemable convertible preferred stock are redeemable by the holder at the original issuance price in the event that the Company uses any of the proceeds received from such investor for purposes other than operations and research and development activities.